Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants' Report
 on Applying Agreed-Upon Procedures

The Bancorp Bank (the "Company")
Wells Fargo Securities, LLC
(together, with the Company, the "Specified Parties")

Re:  The Bancorp Commercial Mortgage 2016-CRE1 Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of The Bancorp Commercial Mortgage 2016-CRE1 Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-CRE1. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●
The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

●
The term "recomputed" means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

●	The term "rounding" means that amounts and percentages were within $1.00 and 0.1%, respectively.

●
The term "Data File" means the electronic data file provided to us by the Company on November 9, 2016 containing information with respect to 22 mortgage loans ("Mortgage Loans") and the related 24 mortgaged properties ("Mortgaged Properties").

●	The term "Cut-off Date" means the payment date in November 2016, as provided by the Company.

●	The term "Compared Attributes" means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

●	The term "Loan File" means the copies of source documents made available by the Company and listed in Attachment A.

●	The term "Recomputed Attributes" means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

●	The term "Calculation Methodology" means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

●	The term "Instructions" means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.
We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.
Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization ("NRSRO").

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of The Bancorp Bank and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

November 9, 2016

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Number	Provided by the Company
Loan Type	Settlement Statement
Property Name	Provided by the Company
Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report or USPS.com
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Units/Rentable Square Ft.	Underwritten Rent Roll/Certified Rent Roll/Title
Primary Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Original Loan Balance	Promissory Note/Loan Agreement
Participation	Promissory Note/Loan Agreement
Mezz	Promissory Note/Loan Agreement
Free Rent, Security Deposits and Interest Reserves	Promissory Note/Loan Agreement/Settlement Statement
Unfunded Future Funding Obligations	Promissory Note/Loan Agreement/Servicer Report
Mortgage Asset Cut-off Date Balance	Promissory Note/Loan Agreement/Servicer Report
Mortgage Asset Balloon Payment	Promissory Note/Loan Agreement
As-Is Appraisal Value	Appraisal Report
As-Is Date of Valuation	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Date of Valuation	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Spread	Promissory Note/Loan Agreement
Interest Rate Floor	Promissory Note/Loan Agreement
Index	Promissory Note/Loan Agreement
Calculation Index Rate	Provided by the Company
Interest Accrual Period Start	Promissory Note/Loan Agreement
Interest Accrual Period End	Promissory Note/Loan Agreement
Interest Rate Adjustment Frequency	Promissory Note/Loan Agreement
Interest Calculation (30/360 / Actual/360)	Promissory Note/Loan Agreement
LIBOR Rounding Methodology	Promissory Note/Loan Agreement

ATTACHMENT A

Attribute	Source Document
LIBOR Lookback Days	Promissory Note/Loan Agreement
LIBOR Cap	Loan Agreement
LIBOR Cap After Extension	Promissory Note/Loan Agreement
LIBOR Cap Expiration Date	Loan Agreement/LIBOR Cap Transaction Summary
LIBOR Cap Provider	LIBOR Cap Transaction Summary
LIBOR Cap Provider Rating	Bloomberg Rating
Next Rate Reset Date	Promissory Note/Loan Agreement
Next Payment Reset Date	Promissory Note/Loan Agreement
Payment Adjustment Frequency	Promissory Note/Loan Agreement
Grace Period (Default)	Promissory Note/Loan Agreement
Grace Period (Late Fee)	Promissory Note/Loan Agreement
Payment Day	Promissory Note/Loan Agreement
Payment Date Business Convention	Promissory Note/Loan Agreement
Original Amort. Term (Months)	Promissory Note/Loan Agreement
Balloon Grace Period Event of Default	Promissory Note/Loan Agreement
Balloon Grace Period Late Fee	Promissory Note/Loan Agreement
Partially Prepayable Without Penalty	Promissory Note/Loan Agreement
Partially Prepayable Without Penalty Description	Promissory Note/Loan Agreement
Remaining Amortization Term (Months)	Promissory Note/Loan Agreement
Maturity / ARD Date	Promissory Note/Loan Agreement
ARD (Yes/No)	Promissory Note/Loan Agreement
Final Maturity Date	Promissory Note/Loan Agreement
Extension Options (Yes/No)	Promissory Note/Loan Agreement
Number of Extension Options	Promissory Note/Loan Agreement
Length of Each Extension Option (Months)	Promissory Note/Loan Agreement
Amortization During Extension (Yes/No)	Promissory Note/Loan Agreement
Amortization Term During Extension (Months)	Promissory Note/Loan Agreement
Min DY For First Extension	Promissory Note/Loan Agreement
Max LTV For First Extension	Promissory Note/Loan Agreement
First Extension Fee	Promissory Note/Loan Agreement
Other First Extension Requirements	Promissory Note/Loan Agreement
Min DY For Second Extension	Promissory Note/Loan Agreement
Max LTV For Second Extension	Promissory Note/Loan Agreement
Second Extension Fee	Promissory Note/Loan Agreement
Other Second Extension Requirements	Promissory Note/Loan Agreement
Min DY For Third Extension	Promissory Note/Loan Agreement
Max LTV For Third Extension	Promissory Note/Loan Agreement
Third Extension Fee	Promissory Note/Loan Agreement
Other Third Extension Requirements	Promissory Note/Loan Agreement
Lockbox Type	Cash Management Agreement/Loan Agreement
Cash Management Type	Cash Management Agreement/Loan Agreement

ATTACHMENT A

Attribute	Source Document
Excess Cash Trap Trigger	Cash Management Agreement/Loan Agreement
Prepayment Provision	Promissory Note/Loan Agreement
Lockout Expiration Date	Promissory Note/Loan Agreement
Exit Fees	Promissory Note/Loan Agreement
Extension Spread Increase (Y/N)	Promissory Note/Loan Agreement
Extension Spread Increase Description	Promissory Note/Loan Agreement
Original Lockout Period (Months)	Promissory Note/Loan Agreement
Prepayment Penalty Payments	Promissory Note/Loan Agreement
Prepayment Penalty	Promissory Note/Loan Agreement
Open Payments	Promissory Note/Loan Agreement
Amortization Type	Promissory Note/Loan Agreement
Lien Position	Title Policy
Ownership Interest	Title Policy
Annual Ground Lease Payment	Ground Lease
Ground Lease Escalation Terms	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Cross Collateralized	Recourse Guaranty
Existing Additional Debt (Yes/No)	Promissory Note/Loan Agreement
Existing Additional Debt Amount	Promissory Note/Loan Agreement
Existing Additional Debt Description	Promissory Note/Loan Agreement
Future Debt Permitted (Yes/No)	Promissory Note/Loan Agreement
Future Debt Permitted Type	Promissory Note/Loan Agreement
Future Debt Description	Promissory Note/Loan Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note/Loan Agreement
Partial Prepayment or Release Description	Promissory Note/Loan Agreement
Substitution Allowed (Yes/No)	Promissory Note/Loan Agreement
Substitution Description	Promissory Note/Loan Agreement
2014 Occupancy	Historic Occupancy Report/Rent Roll/Underwritten Cash Flow Statement
2014 Occupancy Date	Historic Occupancy Report/Rent Roll/Underwritten Cash Flow Statement
2015 Occupancy	Historic Occupancy Report/Rent Roll/Underwritten Cash Flow Statement
2015 Occupancy Date	Historic Occupancy Report/Rent Roll/Underwritten Cash Flow Statement
Most Recent Physical Occupancy	Underwritten Rent Roll/Certified Rent Roll
Most Recent Rent Roll/Census Date	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Second Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll

ATTACHMENT A

Attribute	Source Document
Second Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Third Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
Third Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Fourth Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Fourth Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
Fourth Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Fifth Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Fifth Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
Fifth Largest Tenant Expiration Date	Underwritten Rent Roll/Certified Rent Roll
Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Most Recent EGI	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent Capital Items	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Second Most Recent EGI	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent Capital Items	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Third Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Third Most Recent EGI	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent Capital Items	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten EGI	Company Underwritten Cash Flow Statement
Underwritten Stabilized EGI	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
UW Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten TI/LC	Company Underwritten Cash Flow Statement
Underwritten Stabilized TI/LC	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
UW Vacancy (In Place)	Company Underwritten Cash Flow Statement
UW Vacancy (Stabilized)	Company Underwritten Cash Flow Statement
Appraisal Cap Rate (As-Is)	Appraisal
Appraisal Cap Rate (Stabilized)	Appraisal
Appraisal Stabilized Occupancy	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Year	Appraisal/Company Underwritten Cash Flow Statement
Replacement Reserve taken at Closing	Settlement Statement/Loan Agreement
Monthly Replacement Reserve	Settlement Statement/Loan Agreement
Replacement Reserve Cap	Loan Agreement
Replacement Reserve Springing Condition	Loan Agreement
TI/LC taken at Closing	Settlement Statement/Loan Agreement
Monthly TI/LC	Settlement Statement/Loan Agreement
TI/LC Reserve Cap	Loan Agreement
TI/LC Reserve Springing Condition	Loan Agreement
Tax at Closing	Settlement Statement/Loan Agreement
Monthly Tax Constant / Escrow	Settlement Statement/Loan Agreement
Tax Reserve Springing Condition	Loan Agreement
Tax Reserve Interest To Borrower	Loan Agreement
Insurance at Closing	Settlement Statement/Loan Agreement
Monthly Insurance Constant / Escrow	Settlement Statement/Loan Agreement
Insurance Reserve Springing Condition	Loan Agreement
Insurance Reserve Interest To Borrower	Loan Agreement
Engineering Reserve Taken at Closing	Settlement Statement/Loan Agreement
Engineering Reserve Interest To Borrower	Loan Agreement
Other Reserve Monthly Amount	Settlement Statement/Loan Agreement
Other Reserve	Settlement Statement/Loan Agreement
Description Other Reserve	Settlement Statement/Loan Agreement
Other Reserve Cap	Loan Agreement
Other Reserve Springing Condition	Loan Agreement
Other Reserve Interest to Borrower	Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Related Principal	Guaranty
Owner Occupancy > 5%	Underwritten Rent Roll/Certified Rent Roll
Sponsor	Guaranty
Earthquake Insurance (Y/N)	Insurance Certificate

ATTACHMENT A

Attribute	Source Document
Terrorism Insurance (Y/N)	Insurance Certificate
Windstorm Insurance (Y/N)	Insurance Certificate
Environmental Insurance (Y/N)	Insurance Certificate
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Date of Phase II Report (if applicable)	Phase II Environmental Report
Date of Seismic Report	Seismic Report
PML/SEL (%)	Seismic Report/Engineering Report
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
SPE (Yes/No)	Loan Agreement
Independent Director (Yes/No)	Loan Agreement
Non-Consolidation Opinion (Yes/No)	Loan Agreement/Non-Consolidation Opinion
Single Tenant (Yes/No)	Underwritten Rent Roll/Certified Rent Roll
Guarantor	Guaranty
Property Manager	Management Agreement
TIC	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement/Letter of Credit/Settlement Statement
Total Reserves / Holdback	Loan Agreement/Settlement Statement
Reserve / Holdback Description	Loan Agreement/Settlement Statement
Master Servicing Fee Rate	Provided by the Company
Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
Senior Trust Advisor Fee	Provided by the Company
Cash/Pmt Collection Function	Provided by the Company
Subservicer Fee	Provided by the Company
CREFC® License Fee Rate	Provided by the Company
Administrative Fee Rate	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit ($)	Mortgage Asset Cut-off Date Balance divided by Units/Rentable Square Ft.
Upfront Reserves Escrowed	Sum of Replacement Reserve taken at Closing, TI/LC taken at Closing, Engineering Reserve Taken at Closing, and Other Reserve, less Free Rent, Security Deposits and Interest Reserves
Net Funding Amount	Original Loan Balance less Unfunded Future Funding Obligations less Upfront Reserves Escrowed
% of Total Cut-off Date Pool Balance	Mortgage Asset Cut-off Date Balance divided by the aggregate Mortgage Asset Cut-off Date Balance of all Mortgage Loans.
As-Is LTV (Based on Net Funding)	Net Funding Amount divided by As-Is Appraisal Value
As-Is LTV (Based on Cut-off Balance)	Mortgage Asset Cut-off Date Balance divided by As-Is Appraisal Value
As Is LTV (Fully Funded)	Original Loan Balance divided by As-Is Appraisal Value
Maturity Date Stabilized LTV Ratio	Mortgage Asset Balloon Payment divided by As-Stabilized Appraisal Value
LTV at Maturity (As-Is)	Mortgage Asset Balloon Payment divided by As-Is Appraisal Value
Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Asset Cut-off Date Balance
Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Asset Cut-off Date Balance
Mortgage Asset Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Asset Balloon Payment
Mortgage Asset Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Asset Balloon Payment
NOI Debt Yield at Maturity (As-Is)	Underwritten NOI divided by Mortgage Asset Balloon Payment
NCF Debt Yield at Maturity (As-Is)	Underwritten NCF divided by Mortgage Asset Balloon Payment
Calculation Interest Rate	The higher of (i) Interest Floor, and (ii) the sum of the Calculation Index Rate and the Spread (the result rounded upwards to the nearest 1/16th of 1%)
Calculation Monthly Debt Service Payment	Annual Debt Service divided by 12
Annual Debt Service	Calculation Interest Rate multiplied by Mortgage Asset Cut-off Date Balance multiplied by Interest Calculation (30/360 / Actual/360)
Annual Debt Service (Net Funding)	Calculation Interest Rate multiplied by Net Funding Amount multiplied by Interest Calculation (30/360 / Actual/360)
Annual Debt Service (Fully Funded)	Calculation Interest Rate multiplied by Original Loan Balance multiplied by Interest Calculation (30/360 / Actual/360)
Interest Rate (at LIBOR Cap)	Spread plus the highest rate of the LIBOR Cap

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Annual Debt Service (at LIBOR Cap)	Interest Rate (at LIBOR Cap) multiplied by Mortgage Asset Cut-off Date Balance multiplied by Interest calculation (30/360 / Actual/360)
Original Balloon Term (Months)	Number of payments between and including the Maturity / ARD Date and the First Payment Date
Original Interest Only Period (Months)	Equals the Original Balloon Term (Months)
Seasoning as of Cut-off Date (Months)	Number of payments between and including the Cut-off Date and the First Payment Date
Remaining Term to Maturity (Months)	Original Balloon Term (Months) less Seasoning as of Cut-off Date (Months)
Rem IO Period	Original Interest Only Period (Months) less Seasoning as of Cut-off Date (Months)
Original Fully Extended Term	Original Balloon Term (Months) plus the product of Number of Extension Options and Length of Each Extension Option (Months)
Remaining Fully Extended Term	Original Fully Extended Term less Seasoning as of Cut-off Date (Months)
Remaining Prepayment Penalty Payments	Prepayment Penalty Payments less Seasoning as of Cut-off Date (Months)
Largest Tenant % of NRA	Largest Tenant SF divided by Units/Rentable Square Ft.
Second Largest Tenant % of NRA	Second Largest Tenant SF divided by Units/Rentable Square Ft.
Third Largest Tenant % of NRA	Third Largest Tenant SF divided by Units/Rentable Square Ft.
Fourth Largest Tenant % of NRA	Fourth Largest Tenant SF divided by Units/Rentable Square Ft.
Fifth Largest Tenant % of NRA	Fifth Largest Tenant SF divided by Units/Rentable Square Ft.
Mortgage Asset Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service
Mortgage Asset Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Annual Debt Service
Mortgage Asset Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service
Mortgage Asset Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Annual Debt Service
UW In-Place NCF DSCR (Net Funding)	Underwritten NCF divided by Annual Debt Service (Net Funding)
NOI DSCR at LIBOR Cap	Underwritten NOI divided by Annual Debt Service (at LIBOR Cap)
NCF DSCR at LIBOR Cap	Underwritten NCF divided by Annual Debt Service (at LIBOR Cap)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Annual Debt Service (Fully Funded)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Annual Debt Service (Fully Funded)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Original Loan Balance
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Original Loan Balance

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as "Provided by the Company" we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.
For Mortgage Loans Westlake Apartment, Summer Street Office Complex, and Aloha Mobile Home Park we were informed by the Company that the Mortgage Loans were not closed as of the date of this report. Therefore, we were not provided the final Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Appraisal, Engineering Report, Environmental Report, Settlement Statement, Loan Agreement, Promissory Note, Reserve Agreement, Cash Management Agreement, Title Policy, Interest Rate Cap Agreement, Management Agreement, LIBOR Cap Agreement, and Recourse Guaranty for the aforementioned unclosed Mortgage Loans. We were instructed by the Company to use the information as provided in the Data File for all the Compared Attributes affected by the aforementioned Source Documents.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Attribute(s):

Mortgage Loan	Attribute(s)	Company Instruction
Holiday Inn Express Brooklyn	Ownership Interest	Provided by the Company
Valley Forge Park Place	Second Largest Tenant SF Second Largest Tenant Expiration Date Fourth Largest Tenant Expiration Date Most Recent Physical Occupancy Units / Rentable Square Ft.	Provided by the Company
Valley Forge Park Place 420 Taylor Street 1305-1355 W. Channel Islands Boulevard	Other Reserve Monthly Amount Other Reserve Springing Condition Description Other Reserve	All exclude a springing 'Special Rollover Reserve'
One College Park	As-Is Appraisal Value	Provided by the Company (excludes $450,000 of excess land attached to the property)
Valley Forge Park Place Four Echelon Plaza	Mortgage Asset Cut-off Date Balance Original Loan Balance Mortgage Asset Balloon Payment Unfunded Future Funding Obligations	Provided by the Company
Valley Forge Park Place	TI/LC taken at Closing TI/LC Springing Condition Other Reserve	Provided by the Company
Four Echelon Plaza	Mezz Existing Additional Debt (Yes/No) Existing Additional Debt Amount Future Debt Permitted (Yes/No) Future Debt Permitted Type	Provided by the Company

C-1